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First Eagle High Income Fund
First Eagle High Yield Municipal Fund (formerly named First Eagle High Income Fund)
Investment Objective
First Eagle High Yield Municipal Fund (“High Yield Municipal Fund” or the “Fund”) seeks to provide high current income exempt from regular federal income taxes.
Capital appreciation is a secondary objective when consistent with the Fund’s primary objective.
Fees and Expenses of the High Yield Municipal Fund

The following information describes the fees and expenses you may pay if you buy, hold and sell shares of the High Yield Municipal Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

You may qualify for sales charge discounts if you, together with certain related accounts, invest, or agree to invest in the future, at least $100,000 in the High Yield Municipal Fund. Information about these and other discounts is available from your financial professional and in the How to Purchase Shares and Public Offering Price of Class A Shares sections on pages 62 and 67, respectively, and in the appendix to this Prospectus titled Intermediary-Specific Front-End Sales Load and Waiver Terms.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - First Eagle High Income Fund	Class A		Class C	Class I	Class R3 [1]	Class R4 [1]	Class R5 [1]	Class R6
Maximum Sales Charge (Load) on Purchases (as a percentage of public offering price)	4.50%		none	none	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of your purchase or redemption price)	1.00%	[2]	1.00%	none	none	none	none	none
[1]	Class R3, Class R4 and Class R5 shares of the High Yield Municipal Fund will convert into Class R6 shares of the High Yield Municipal Fund on or about February 28, 2024.
[2]	A contingent deferred sales charge of 1.00% may apply on certain redemptions of Class A shares made within 18 months following a purchase of $250,000 or more without an initial sales charge.

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - First Eagle High Income Fund		Class A	Class C	Class I	Class R3 [2]	Class R4 [2]	Class R5 [2]	Class R6
Management Fees	[1]	0.45%	0.45%	0.45%	0.45%	0.45%	0.45%	0.45%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	none	0.35%	0.10%	none	none
Interest and Related Expenses	[3],[4]	1.09%	1.09%	1.09%	1.09%	1.09%	1.09%	1.09%
Remainder of Other Expenses		1.32%	1.32%	1.32%	1.32%	1.32%	1.32%	1.32%
Total Annual Operating Expenses (%)		3.11%	3.86%	2.86%	3.21%	2.96%	2.86%	2.86%
Fee Waiver and/or Expense Reimbursement	[1]	(1.17%)	(1.17%)	(1.17%)	(1.17%)	(1.17%)	(1.17%)	(1.17%)
Total Annual Operating Expenses After Fee Waiver and/or Expense Reimbursement (%)		1.94%	2.69%	1.69%	2.04%	1.79%	1.69%	1.69%
[1]	First Eagle Investment Management, LLC (the “Adviser”) has contractually agreed to waive and/ or reimburse certain fees and expenses of Classes A, C, I, R3, R4, R5 and R6 so that the total annual operating expenses (excluding interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, dividend and other expenses relating to short sales, and extraordinary expenses, if any) (“annual operating expenses”) of each class are limited to 0.85%, 1.60%, 0.60%, 0.95%, 0.70%, 0.60% and 0.60% of average net assets, respectively. Each of these undertakings lasts until February 28, 2025 and may not be terminated during its term without the consent of the Board of Trustees. The Fund has agreed that each of Classes A, C, I, R3, R4, R5 and R6 will repay the Adviser for fees and expenses waived or reimbursed for the class provided that repayment does not cause annual operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) 0.85%, 1.60%, 0.60%, 0.95%, 0.70%, 0.60% and 0.60% of the class’ average net assets, respectively; or (2) if applicable, the then-current expense limitations. Any such repayment must be made within three years after the year in which the Adviser incurred the expense. The Adviser has contractually agreed to waive its management fee for the period from November 1, 2023 through April 30, 2024. This waiver has the effect of reducing the management fee shown in the table for the term of the waiver from 0.45% to 0.00%. Any waiver that is directly attributable to the management fee for the period from November 1, 2023 through April 30, 2024 will not be repaid to the Adviser.
[2]	Class R3, Class R4 and Class R5 shares of the High Yield Municipal Fund will convert into Class R6 shares of the High Yield Municipal Fund on or about February 28, 2024.
[3]	Includes interest expense and fees paid on Fund borrowings and/or interest and related expenses from inverse floaters.
[4]	“Other Expenses” are restated to reflect estimated expenses for the current fiscal year due to changes to the Fund’s principal investment strategies; actual expenses may vary.

Example

The following example is intended to help you compare the cost of investing in the High Yield Municipal Fund with the cost of investing in other mutual funds. This hypothetical example assumes you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem all shares at the end of those periods. The example also assumes the average annual return is 5% and operating expenses remain the same (except that the fee waiver is taken into account only for the one-year expense example). Please keep in mind your actual costs may be higher or lower.

Expense Example - First Eagle High Income Fund - USD ($)		1 Year	3 Years	5 Years	10 Years
Class A		638	1,262	1,910	3,639
Class C		372	1,071	1,888	4,014
Class I		172	775	1,405	3,101
Class R3	[1]	207	880	1,577	3,432
Class R4	[1]	182	805	1,455	3,197
Class R5	[1]	172	775	1,405	3,101
Class R6		172	775	1,405	3,101
[1]	Class R3, Class R4 and Class R5 shares of the High Yield Municipal Fund will convert into Class R6 shares of the High Yield Municipal Fund on or about February 28, 2024.

Expense Example No Redemption - First Eagle High Income Fund - USD ($)		1 Year	3 Years	5 Years	10 Years
Class A		638	1,262	1,910	3,639
Class C		272	1,071	1,888	4,014
Class I		172	775	1,405	3,101
Class R3	[1]	207	880	1,577	3,432
Class R4	[1]	182	805	1,455	3,197
Class R5	[1]	172	775	1,405	3,101
Class R6		172	775	1,405	3,101
[1]	Class R3, Class R4 and Class R5 shares of the High Yield Municipal Fund will convert into Class R6 shares of the High Yield Municipal Fund on or about February 28, 2024.

Portfolio Turnover Rate

The High Yield Municipal Fund pays transaction costs, such as commissions, when the Fund buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example above, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 24.60% of the average value of its portfolio. The Fund may experience increased portfolio turnover as the Adviser repositions the Fund’s portfolio to align with the principal investment strategies changes effective December 27, 2023.

Principal Investment Strategies

To pursue its investment objective, the First Eagle High Yield Municipal Fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in municipal bonds that pay interest that is exempt from regular federal personal income tax. Such municipal bonds may include obligations issued by U.S. states and their subdivisions, authorities, instrumentalities and corporations, as well as obligations issued by U.S.

territories that pay interest that is exempt from regular federal personal income tax and may include all types of municipal bonds. The Fund may invest without limit in securities that generate income taxable to those shareholders subject to the federal alternative minimum tax. The Fund “counts” relevant derivative positions towards its “80% of assets” allocation and, in doing so, values each position at the price at which it is held on the Fund’s books (generally market price, but anticipates valuing each such position for purposes of assessing compliance with this test at notional value in connection with new rules requiring that treatment, which come into effect in 2025). While the Fund may invest in securities with any time to maturity, the Fund is a long-term bond fund and, as such, will generally maintain, under normal market conditions, an investment portfolio with an overall weighted average maturity of greater than 10 years. A debt instrument’s “duration” is a way of measuring a debt instrument’s sensitivity to a potential change in interest rates.

The Fund invests significantly in lower-quality municipal bonds and may employ effective leverage through investments in inverse floaters, tender option bonds, total return swaps, interest rate swaps, credit default swaps, credit default swap indices, a line of credit, repurchase agreements and reverse repurchase agreements. While the Fund may invest in securities with any investment rating, under normal market conditions, the Fund invests at least 65% of its net assets in low- to medium-quality bonds rated BBB/Baa or lower at the time of purchase by at least one independent rating agency or, if unrated, judged by the Adviser to be of comparable quality. In doing so, the Fund may invest in below investment grade municipal bonds (those rated BB+/Ba1 or lower), commonly referred to as “high yield” or “junk” bonds. The Fund may invest up to 10% of its net assets in defaulted municipal bonds. The Fund may invest up to 15% of its net assets in municipal securities whose interest payments vary inversely with changes in short-term tax-exempt interest rates (“Inverse Floaters”). The Fund’s investments in Inverse Floaters are designed to increase the Fund’s income and returns through this leveraged exposure. The Fund may invest in Inverse Floaters that create effective leverage of up to 30% of the Fund’s total investment exposure.

In deciding whether to sell a security, the Adviser considers various factors related to the market and the portfolio, which may include whether: a security has become overvalued; the Adviser detects credit deterioration or modifies its portfolio strategy, such as sector and/or state allocations; or a security exceeds the portfolio’s diversification targets.

While the municipal issuers in which the Fund invests may be located in the same geographic area or may pay their interest obligations from revenue of similar projects, such as hospitals, airports, utility systems and housing finance agencies, as of the date of this prospectus, the Fund does not expect that it will have significant exposure to any particular geographic area. The Fund expects that it will have significant exposure to tax obligation (which may include general obligation bonds, special tax bonds and tax allocation revenue securities), education, transportation and industrial revenue securities.

The Fund may invest in zero coupon bonds. The Fund may also invest (typically for hedging purposes or to manage the effective maturity or duration of the Fund’s portfolio or for speculative purposes in an effort to increase the Fund’s yield or to enhance returns) in derivative instruments such as options, futures contracts and options on futures contracts, and interest rate swaps.

For more information about the High Yield Municipal Fund’s principal investment strategies, please see the More Information about the Funds’ Investments section.

Principal Investment Risks
Investment Results

Effective December 27, 2023, the Fund changed its name and principal investment strategy. Performance for the periods prior to December 27, 2023 shown below is based on the investment strategy utilized by the Fund at those times.

The following information provides an indication of the risks of investing in the High Yield Municipal Fund by showing changes in the Fund’s performance from year to year, and by showing how the Fund’s average annual returns for the periods shown compare with those of one or more broad measures of market performance, which have characteristics relevant to the Fund’s investment strategy. The index is described in the Fund Index section. As with all mutual funds, past performance is not an indication of future performance (before or after taxes).

After-tax returns are calculated using the highest individual U.S. federal income tax rate for each year, and do not reflect the effect of state and local taxes. Actual after-tax returns depend on your individual tax situation. After-tax returns are not relevant to investors in tax-deferred accounts, such as 401(k) plans or individual retirement accounts.

Updated performance information is available at www.firsteagle.com/municipal-high-yield-fund or by calling 800.334.2143.

The following bar chart assumes reinvestment of dividends and distributions and does not reflect any sales charges. If sales charges were included the returns would be lower.

Calendar Year Total Returns—Class I†

*	For the period presented in the bar chart above.
†	Year-to-date performance as of September 30, 2023: 4.89%.

Best Quarter*		Worst Quarter*
Second Quarter 2020	9.88%	First Quarter 2020	-12.11%

Average Annual Total Returns as of December 31, 2022

The following table discloses after-tax returns only for Class I shares. After-tax returns for Class A, Class C, Class R3, Class R4, Class R5 and Class R6 shares will vary. While only partial information is shown for Class R3, Class R4, Class R5 and Class R6 shares (because they are more recently organized), annual returns for Class R3, Class R4, Class R5 and Class R6 shares would have been substantially similar to those shown here. Class R3, Class R4, Class R5 and Class R6 shares are invested in the same portfolio of securities and the annual returns differ only to the extent that Class R3, Class R4, Class R5 and Class R6 shares do not have the same expenses as the classes for which more extended performance is shown. Comparative expense information is in the Fees and Expenses table.

Average Annual Returns - First Eagle High Income Fund		1 Year	5 Years	10 Years	Since Inception	Inception Date
Class A		(12.89%)	0.74%	2.23%
Class C		(10.25%)	0.93%	1.94%
Class I		(8.46%)	1.97%	3.00%
Class R3	[1]	(8.95%)			1.45%	May 01, 2018
Class R4	[1]	(10.03%)			0.03%	Jul. 29, 2019
Class R5	[1]	(8.74%)			0.78%	Jul. 29, 2019
Class R6		(8.39%)	1.97%		2.24%	Mar. 01, 2017
After Taxes on Distributions | Class I		(10.51%)	(0.14%)	0.51%
After Taxes on Distributions and Sale of Fund Shares | Class I		(5.00%)	0.71%	1.26%
Bloomberg U.S. Corporate High Yield Index (reflects no deduction for fees, expenses or taxes) | Class R3		(11.19%)	2.31%	4.03%	2.53%	May 01, 2018
Bloomberg U.S. Corporate High Yield Index (reflects no deduction for fees, expenses or taxes) | Class R4		(11.19%)	2.31%	4.03%	1.17%	Jul. 29, 2019
Bloomberg U.S. Corporate High Yield Index (reflects no deduction for fees, expenses or taxes) | Class R5		(11.19%)	2.31%	4.03%	1.17%	Jul. 29, 2019
Bloomberg U.S. Corporate High Yield Index (reflects no deduction for fees, expenses or taxes) | Class R6		(11.19%)	2.31%	4.03%	2.74%	Mar. 01, 2017
[1]	Class R3, Class R4 and Class R5 shares of the High Yield Municipal Fund will convert into Class R6 shares of the High Yield Municipal Fund on or about February 28, 2024.